Annual Report

Capital
Opportunity
Fund

December 31, 2001

T. Rowe Price



REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Capital Opportunity Fund

o Poor corporate earnings, an emerging recession, and the September 11 attacks all depressed stock prices in 2001.

o Your fund declined during the 6- and 12-month periods but outperformed its primary benchmarks.

o Half of our top 10 holdings produced strong gains, but results elsewhere in the portfolio were mixed.

o We expect that interest rate cuts by the Federal Reserve, government stimulus, and corporate productivity enhancements will brighten the picture for large growth stocks.


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Fellow Shareholders

The six months ended December 31, 2001, concluded a painful year for investors and for the nation as a whole. The deflating technology bubble, declining corporate earnings, and the tragic events of September 11 all contributed to the first recession in 10 years. All major stock markets also dropped into the red for a second consecutive year. Despite a strong fourth-quarter rally, large-cap and growth-oriented stocks were among the year's weakest performers.

Performance Comparison
--------------------------------------------------------------------------------

Periods Ended 12/31/01                            6 Months            12 Months
--------------------------------------------------------------------------------

Capital Opportunity Fund                            -5.09%              -10.10%

S&P 500 Stock Index                                  -5.56               -11.89

Lipper Large-Cap
Core Fund Index                                      -5.46               -12.83

Your fund followed the overall market downward, for both the six and 12 months. However, a combination of broad diversification and positive stock selection helped it hold its value better than the S&P 500, and especially its Lipper peer group, for both periods. We were particularly pleased that, in staying true to its mandate, the fund was able to not only limit losses as the markets retreated but also keep pace with and even exceed its benchmarks slightly during the fourth-quarter recovery.


MARKET ENVIRONMENT

Economic news was discouraging in the past six months, made worse by the shattering events of September 11. Consumer spending decelerated, unemployment rose to 5.8% in December, and GDP shrank at an annualized rate of 1.3% in the third quarter. To rekindle economic growth, the Federal Reserve reduced short-term interest rates 11 times, from 6.50% to 1.75%-their lowest levels in 40 years.

Stocks fell sharply in the third quarter, but losses were significantly pared by a powerful fourth-quarter rebound that lifted major indexes about 20% above their September 21 lows. The rally was fueled by optimism about the war on terrorism and economic improvement in 2002. Though corporate profits remained sluggish, as the fourth quarter progressed, optimism regarding prospects for 2002 rose.

Outside of the fourth quarter, the market did not reward risky or high-priced investments. Defense-minded investors focused on the undervalued segments of the market, including small-cap stocks. This trend was not favorable for the stocks of large-cap, growth-oriented companies. High-profile bankruptcies by well-known companies, including Enron and several Internet firms, only contributed to the market's general wariness.


PORTFOLIO REVIEW

At 21% of the portfolio, our combined stake in information technology and telecommunications stocks suffered no shortage of losses. Several communications and electronic equipment holdings were among our worst performers. Cisco Systems, for example, swooned more than 50% for the full year despite a near 50% recovery after September. However, the fund's focus on large, high-quality growth companies proved beneficial, as stakes in bellwethers Intel, Dell Computer, and IBM bucked the negative trend. Microsoft eased slightly in the last six months despite reaching a preliminary antitrust settlement agreement with the Department of Justice, but the stock advanced 53% for the year.

Sector Diversification
--------------------------------------------------------------------------------

Consumer                                                           22

Financials                                                         19

Information Technology                                             16

Health Care                                                        14

Industrial, Business Services,
Materials                                                          14

Energy and Utilities                                                9

Telecommunication Services                                          5

Reserves                                                            1

Including Microsoft, five of the top 10 holdings at year-end posted strong 12-month gains, from a variety of industries. These included consumer retailer Wal-Mart, major industrial firm Tyco International, bank Wachovia, and pharmaceutical Johnson & Johnson. The latter benefited from regulatory approval for a drug-coated stent that is expected to improve the effectiveness of angioplasty.

The consumer sectors remained an important component of the fund at a combined 22% of assets. Given the economic uncertainty of the last six months-especially following the terrorist attacks-it was not surprising to see our defensive retail holdings perform very well. Need for household purchases is largely unaffected by the state of the economy. Media issues struggled, however, as ad revenue declined.

Such inconsistency also showed up in our 14% health care weighting. While device makers and service providers generally held up well, major pharmaceuticals waned, and biotechs struggled until moving sharply higher at year-end. Pharmaceuticals are ordinarily reliable when the market declines, but the segment was hounded throughout the year by concerns over weakening earnings prospects. On the other hand, Amgen's acquisition of Immunex, which could herald a wave of industry consolidation, added fuel to the biotech rally.

At 19% of the portfolio, financials generally did not contribute to the bottom line. Top-three holding Citigroup enjoyed a strong run in the final quarter but still finished the year about 1% below where it started. Brokerages and asset managers were hurt by the falling stock market, and insurers were hit by massive claims after September 11 (though the group rebounded quickly in the fourth quarter amid increased demand for insurance and rising premiums). Our limited holdings in major banks notched modest advances, however.

Energy stocks struggled with a downtrend in the price of oil, and utilities moved down particularly in the wake of the Enron debacle (which we successfully avoided). Finally, an 11% position in industrials and business services finished the year on a strong note, as investors began to look toward cyclical economic improvement in 2002.


OUTLOOK

Steep interest rate cuts and the recent tax cut by the Bush administration are just beginning to work their way through the economy, and early signs suggest that a recovery is beginning to take shape. We expect a cyclical recovery in earnings and have tilted the portfolio to benefit from it. We have a healthy balance of consistent growth companies and economically sensitive value stocks, emphasizing those with strong management and balance sheets. We will continue to rely on our analyst staff to sort through our investment universe for the companies best positioned to take advantage of improvements in our economy and market.


Respectfully submitted,

William J. Stromberg
President of the fund and chairman of its Investment Advisory Committee

January 24, 2002

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------


Portfolio Highlights
--------------------------------------------------------------------------------

TWENTY-FIVE LARGEST HOLDINGS

                                                           Percent of
                                                           Net Assets
                                                             12/31/01
--------------------------------------------------------------------------------
GE                                                                3.3%
Microsoft                                                         3.1
Citigroup                                                         2.9
Pfizer                                                            2.9
Exxon Mobil                                                       2.5
--------------------------------------------------------------------------------
Wal-Mart                                                          2.2
Johnson & Johnson                                                 2.2
AIG                                                               2.1
Tyco International                                                1.7
Wachovia                                                          1.6
--------------------------------------------------------------------------------
Bank of America                                                   1.5
ChevronTexaco                                                     1.4
Philip Morris                                                     1.4
Intel                                                             1.4
U.S. Bancorp                                                      1.4
--------------------------------------------------------------------------------
Cisco Systems                                                     1.4
Coca-Cola                                                         1.3
Procter & Gamble                                                  1.3
Home Depot                                                        1.3
AT&T                                                              1.2
--------------------------------------------------------------------------------
AOL Time Warner                                                   1.2
American Home Products                                            1.1
Verizon Communications                                            1.1
Abbott Laboratories                                               1.1
IBM                                                               1.0
--------------------------------------------------------------------------------
Total                                                            43.6%

Note: Table excludes reserves.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

Portfolio Highlights
--------------------------------------------------------------------------------


CONTRIBUTIONS TO THE CHANGE IN NET ASSET VALUE PER SHARE


6 Months Ended 12/31/01

Ten Best Contributors
--------------------------------------------------------------------------------

Wal-Mart                                                            4(cents)
Johnson & Johnson                                                   4
Tyco International *                                                4
Procter & Gamble                                                    3
Ohio Casualty *                                                     2
Actuant Corporation *                                               2
Univision Communications *                                          2
Abbott Laboratories                                                 2
Home Depot                                                          2
Target                                                              1
--------------------------------------------------------------------------------
Total                                                              26(cents)


Ten Worst Contributors
--------------------------------------------------------------------------------

GE                                                                -15(cents)
AOL Time Warner                                                     9
EMC                                                                 5
Microsoft                                                           4
Millicom International Cellular **                                  4
American International Group                                        4
Exxon Mobil                                                         3
Enron **                                                            3
Morgan Stanley Dean Witter **                                       3
Oracle                                                              3
--------------------------------------------------------------------------------
Total                                                             -53(cents)



12 Months Ended 12/31/01

Ten Best Contributors
--------------------------------------------------------------------------------

Microsoft                                                          11(cents)
Tyco International *                                                4
IBM                                                                 4
WorldCom - WorldCom Group                                           3
Bank of America                                                     3
Johnson & Johnson                                                   3
AOL Time Warner                                                     3
Dell Computer                                                       3
AT&T                                                                3
Ohio Casualty *                                                     2
Total                                                              39(cents)


Ten Worst Contributors
--------------------------------------------------------------------------------

Cisco Systems                                                     -17(cents)
EMC                                                                14
GE                                                                 11
Oracle                                                             10
Merck                                                               8
AIG                                                                 7
Honeywell International **                                          7
Nortel Networks **                                                  7
Pfizer                                                              5
Morgan Stanley Dean Witter **                                       5
Total                                                             -91(cents)

 *   Position added
**   Position eliminated



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Capital Opportunity Fund


                                               Lipper
                                            Large-Cap
                           S&P 500               Core               Capital
                             Stock               Fund           Opportunity
                             Index              Index                 Fund

11/30/94                    10.000             10.000               10.000
12/94                       10.148             10.093               10.430
12/95                       13.962             13.298               15.281
12/96                       17.168             15.936               17.841
12/97                       22.895             20.594               20.673
12/98                       29.438             26.140               23.712
12/99                       35.633             31.198               26.439
12/00                       32.387             28.899               24.767
12/01                       28.538             25.190               22.264



Average Annual Compound Total Return
--------------------------------------------------------------------------------

This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.


Periods Ended                                          Since   Inception
12/31/01          1 Year     3 Years     5 Years   Inception        Date
--------------------------------------------------------------------------------

Capital Opportunity
Fund             -10.10%      -2.08%        4.53%      11.96%   11/30/94

Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------


                    Year
                   Ended
                12/31/01    12/31/00    12/31/99    12/31/98    12/31/97

NET ASSET VALUE
Beginning of
period         $   13.26   $   15.69   $   18.11   $   16.62   $   15.75

Investment activities
  Net investment
  income (loss)     0.01       (0.01)      (0.01)      (0.07)       0.01

  Net realized and
  unrealized
  gain (loss)      (1.35)      (0.94)       1.86        2.44        2.45

  Total from
  investment
  activities       (1.34)      (0.95)       1.85        2.37        2.46

Distributions
  Net investment
  income           (0.01)         --          --          --          --

  Net realized
  gain                --       (1.48)      (4.27)      (0.88)      (1.59)

  Total
  distributions    (0.01)      (1.48)      (4.27)      (0.88)      (1.59)

NET ASSET VALUE
End of
period         $   11.91   $   13.26   $   15.69   $   18.11   $   16.62
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total return
(diamond)         (10.10)%     (6.32)%     11.50%      14.70%      15.87%

Ratio of total
expenses to
average
net assets          1.25%       1.15%       1.26%       1.35%       1.35

Ratio of net
investment income
(loss) to average
net assets          0.08%      (0.05)%     (0.06)%     (0.44)%      0.04%

Portfolio turnover
rate                53.6%       64.7%      133.1%       73.8%       85.0%

Net assets,
end of period
(in thousands) $  76,786   $  93,422   $ 109,057   $ 124,812   $ 109,055


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
                                                               December 31, 2001


Statement of Net Assets                         Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands

Common Stocks  99.0%

CONSUMER DISCRETIONARY  13.9%

Auto Components  0.7%

Delphi Automotive Systems                            5,994      $            82

Goodyear Tire & Rubber                               1,900                   45

TRW                                                 10,500                  389

Visteon                                              3,000                   45

                                                                            561


Automobiles  0.5%

Ford Motor                                          18,129                  285

GM                                                   2,000                   97

                                                                            382


Hotels, Restaurants & Leisure  0.9%

Carnival                                             4,700                  132

Darden Restaurants                                   1,100                   39

Marriott (Class A)                                   3,000                  122

McDonald's                                           8,000                  212

Outback Steakhouse *                                 1,300                   44

Starbucks *                                          4,300                   82

Wendys                                                 800                   23

                                                                            654


Household Durables  0.2%

Fortune Brands                                       3,255                  129

                                                                            129


Leisure Equipment & Products  0.1%

Brunswick                                              800                   17

Eastman Kodak                                        2,500                   74

                                                                             91


Media  4.9%

AOL Time Warner *                                   29,250                  939

Clear Channel Communications *                       1,900                   97

Comcast (Class A Special) *                         14,300                  515

Cox Radio (Class A) *                                3,100                   79

Disney                                              15,100                  313

Dow Jones                                              800                   44

Gannett                                              2,600                  175

Knight-Ridder                                        2,100                  136

Liberty Media (Series A) *                           8,700                  122

McGraw-Hill                                          2,300      $           140

Meredith                                               400                   14

Omnicom                                              2,100                  187

Spanish Broadcasting (Class A) *                    10,700                  103

TMP Worldwide *                                      1,530                   66

Tribune                                              1,600                   60

Univision Communications (Class A) *                 1,700                   69

Viacom (Class B) *                                  13,561                  599

Westwood One *                                       2,500                   75

                                                                          3,733


Multiline Retail  4.1%

Costco Wholesale *                                   3,400                  151

Dollar Tree Stores *                                 3,200                   99

Family Dollar Stores                                 3,600                  108

Federated Department Stores *                        1,200                   49

Kohl's *                                             4,500                  317

May Department Stores                                3,400                  126

Neiman Marcus (Class A) *                            1,200                   37

Target                                              13,800                  566

Wal-Mart                                            29,900                1,721

                                                                          3,174


Specialty Retail  2.2%


Best Buy *                                           1,000                   75

Christopher & Banks *                                2,100                   72

Home Depot                                          19,550                  997

Intimate Brands (Class A)                            7,500                  111

Lowe's                                               2,800                  130

O'Reilly Automotive *                                2,000                   73

Tiffany                                                700                   22

TJX                                                  3,300                  132

Toys "R" Us *                                        2,200                   46

Ultimate Electronics *                               1,800                   53

                                                                          1,711


Textiles & Apparel  0.3%

Liz Claiborne                                          500                   25

Nike (Class B)                                       3,800                  214

                                                                            239

Total Consumer Discretionary                                             10,674


CONSUMER STAPLES  7.9%

Beverages  2.6%

Anheuser-Busch                                       7,700      $           348

Coca-Cola                                           21,210                1,000

PepsiCo                                             13,495                  657

                                                                          2,005


Food & Drug Retailing  0.8%

CVS                                                  3,160                   94

Safeway *                                            1,510                   63

Sysco                                                4,200                  110

Walgreen                                            10,780                  363

                                                                            630


Food Products  0.6%

General Mills                                        5,055                  263

Heinz                                                2,525                  104

Wrigley                                              1,700                   87

                                                                            454


Household Products  2.2%

Clorox                                               5,435                  215

Colgate-Palmolive                                    5,715                  330

Kimberly-Clark                                       3,200                  191

Procter & Gamble                                    12,635                1,000

                                                                          1,736


Personal Products  0.3%

Gillette                                             6,620                  221

                                                                            221


Tobacco  1.4%

Philip Morris                                       23,160                1,062

                                                                          1,062

Total Consumer Staples                               6,108


ENERGY  6.4%

Energy Equipment & Services  0.6%

Baker Hughes                                         4,250                  155

Schlumberger                                         4,250                  233

Transocean Sedco Forex                               1,026                   35

                                                                            423


Oil & Gas  5.8%


Amerada Hess                                         1,400      $            88

Anadarko Petroleum                                   2,028                  115

ChevronTexaco                                       12,166                1,090

Exxon Mobil                                         49,638                1,951

Marathon Oil                                         6,400                  192

Royal Dutch Petroleum ADR                            7,700                  377

TotalFina ADR                                        5,400                  379

Unocal                                               7,700                  278

                                                                          4,470

Total Energy                                                              4,893


FINANCIALS  18.8%

Banks  6.4%

Bank of America                                     18,400                1,158

Commerce Bancshares                                  8,660                  338

FleetBoston Financial                               21,400                  781

Mellon Financial                                    10,300                  388

U.S. Bancorp                                        50,100                1,049

Wachovia                                            38,500                1,207

                                                                          4,921

Diversified Financials  6.7%


AMBAC                                                3,100                  179

Charles Schwab                                      14,500                  224

Citigroup                                           44,033                2,223

Fannie Mae                                           8,900                  708

Franklin Resources                                   5,900                  208

Freddie Mac                                          6,800                  445

Goldman Sachs                                        3,700                  343

J.P. Morgan Chase                                    9,200                  334

Merrill Lynch                                        8,400                  438

Moody's                                              1,300                   52

                                                                          5,154


Insurance  5.5%

AFLAC                                                3,800                   93

AIG                                                 19,987                1,587

Berkshire Hathaway (Class A) *                           2                  151

Hartford Financial Services                          3,730      $           234

Horace Mann Educators                               12,500                  265

Loews                                                1,300                   72

Marsh & McLennan                                     2,310                  248

MaxRe Capital                                        5,200                   82

Mercury General                                      9,500                  415

MetLife                                              3,100                   98

Nationwide Financial
Services (Class A)                                   2,800                  116

Ohio Casualty *                                     31,000                  497

Principal Financial *                                2,000                   48

Prudential *                                         3,200                  106

UNUMProvident                                        1,900                   51

XL Capital (Class A)                                 1,300                  119

                                                                          4,182


Real Estate  0.2%

Avalonbay Communities, REIT                          1,100                   52

Equity Office Properties, REIT                       2,800                   84

                                                                            136

Total Financials                                                         14,393


HEALTH CARE  14.6%

Biotechnology  1.1%

Amgen *                                              9,300                  525

Genentech *                                          2,600                  141

IDEC Pharmaceuticals *                                 700                   48

MedImmune *                                          3,300                  153

                                                                            867


Health Care Equipment & Supplies  1.1%

Baxter                                               6,800                  365

Boston Scientific *                                  4,200                  101

Guidant *                                            4,000                  199

St. Jude Medical *                                   1,000                   78

Waters Corporation *                                 2,900                  112

                                                                            855


Health Care Providers & Services  2.1%

AmerisourceBergen                                    1,100                   70

Cardinal Health                                      4,700                  304

CIGNA                                                1,900      $           176

HCA-Healthcare                                       4,400                  170

Laboratory Corporation
of America *                                         4,300                  348

McKesson HBOC                                        3,000                  112

Omnicare                                             1,700                   42

UnitedHealth                                         4,300                  304

Wellpoint Health Networks *                            700                   82

                                                                          1,608


Pharmaceuticals  10.3%

Abbott Laboratories                                 15,100                  842

American Home Products                              14,300                  877

Bristol-Myers Squibb                                 9,800                  500

Eli Lilly                                            8,500                  668

Johnson & Johnson                                   28,166                1,665

Merck                                               10,500                  617

Pfizer                                              55,625                2,217

Pharmacia                                            9,623                  410

Schering-Plough                                      1,800                   64

                                                                          7,860

Total Health Care                                                        11,190


INDUSTRIALS & BUSINESS SERVICES  11.1%

Aerospace & Defense  0.7%

General Dynamics                                     1,500                  119

Lockheed Martin                                      3,900                  182

Raytheon                                             7,100                  231

                                                                            532


Air Freight & Couriers  0.1%

UPS (Class B)                                        1,400                   76

                                                                             76


Airlines  0.2%

Delta                                                3,100                   91

Southwest Airlines                                   3,625                   67

                                                                            158


Building Products  0.3%

Crane                                                1,600                   41

Masco                                                6,500                  159

                                                                            200


Commercial Services & Supplies  2.4%

Cendant *                                            6,700      $           131

Concord EFS *                                        4,200                  138

Dun & Bradstreet *                                     700                   25

Exult *                                             14,200                  226

First Data                                           3,700                  290

Fiserv *                                             1,350                   57

Manpower                                             2,120                   71

R.R. Donnelley                                       1,500                   45

Robert Half *                                        3,360                   90

Sabre (Class A) *                                    7,300                  309

Waste Management                                    14,530                  464

                                                                          1,846


Electrical Equipment  0.0%

Cooper Industries                                      800                   28

                                                                             28


Industrial Conglomerates  5.7%

3M                                                   3,900                  461

GE                                                  62,600                2,509

Textron                                              2,300                   95

Tyco International                                  22,300                1,314

                                                                          4,379


Machinery  1.3%

Actuant (Class A)*                                   8,100                  272

Caterpillar                                          3,800                  199

Danaher                                              3,300                  199

Dover                                                3,300                  122

ITT Industries                                         700                   35

Nordson                                              3,100                   82

Pall                                                 3,600                   87

                                                                            996


Road & Rail  0.4%

Burlington Northern Santa Fe                         4,000                  114

Norfolk Southern                                     9,900                  181

                                                                            295

Total Industrials & Business Services                                     8,510


INFORMATION TECHNOLOGY  15.8%

Communications Equipment  2.6%

3Com *                                               7,300      $            47

CIENA *                                              2,500                   36

Cisco Systems *                                     57,600                1,043

JDS Uniphase *                                      10,000                   87

Juniper Networks *                                   2,900                   55

LM Ericsson (Class B) ADR                            8,100                   42

Lucent Technologies                                 12,800                   81

McDATA (Class A) *                                       1                    0

Motorola                                            18,300                  275

Nokia ADR                                            1,600                   39

QUALCOMM *                                           6,600                  333

                                                                          2,038


Computers & Peripherals  2.4%


COMPAQ Computer                                     15,610                  152

Dell Computer *                                     15,540                  422

EMC *                                               13,400                  180

IBM                                                  6,630                  802

Lexmark (Class A) *                                  2,300                  136

Sun Microsystems *                                  12,000                  148

                                                                          1,840


Electronic Equipment & Instruments  1.3%

AVX                                                  2,340                   55

Flextronics *                                       20,500                  492

Jabil Circuit *                                      1,600                   36

Newport                                              2,000                   39

Sanmina *                                           19,216                  382

                                                                          1,004


Internet Software & Services  0.6%

Sonicwall *                                          2,300                   45

VeriSign *                                          10,500                  400

                                                                            445


IT Consulting & Services  0.2%

Affiliated Computer
Services (Class A) *                                   600                   64

KPMG Consulting *                                    4,470                   74

Synavant *                                              80                    0

                                                                            138


Semiconductor Equipment & Products  4.3%

Altera *                                             6,940      $           147

Analog Devices *                                    17,500                  777

Applied Materials *                                  5,690                  228

Applied Micro Circuits *                             2,400                   27

Intel                                               33,500                1,053

KLA-Tencor *                                         5,390                  267

Maxim Integrated Products *                          8,530                  448

Texas Instruments                                    8,100                  227

Xilinx *                                             2,400                   94

                                                                          3,268


Software  4.4%

Mercury Interactive *                                2,200                   75

Microsoft *                                         36,200                2,398

Oracle *                                            41,000                  566

Siebel Systems *                                     7,500                  210

VERITAS Software *                                   3,400                  153

                                                                          3,402

Total Information Technology                                             12,135


MATERIALS  2.7%

Chemicals  1.2%

Cabot                                                2,300                   82

Dow Chemical                                         9,000                  304

DuPont                                               8,600                  366

Ecolab                                               2,000                   81

FMC *                                                  300                   18

Great Lakes Chemical                                   800                   19

Monsanto                                               600                   20

Rohm & Haas                                          1,800                   62

                                                                            952


Containers & Packaging  0.1%

Packaging Corporation of America *                   3,000                   55

                                                                             55


Metals & Mining  0.9%

Alcoa                                                6,572                  234

Cleveland-Cliffs                                     1,000                   19

Inco *                                               2,900      $            49

Newmont Mining                                       5,555                  106

Nucor                                                3,800                  201

Phelps Dodge                                         2,200                   71

USX-U.S. Steel                                       1,000                   18

                                                                            698


Paper & Forest Products  0.5%

International Paper                                  4,800                  194

Mead                                                 2,000                   63

Potlatch                                             1,400                   41

Weyerhaeuser                                         1,600                   86

                                                                            384

Total Materials                                                           2,089


TELECOMMUNICATION SERVICES  5.2%

Diversified Telecommunication Services  4.3%

AT&T                                                52,600                  954

BellSouth                                           11,700                  446

SBC Communications                                  19,600                  768

Verizon Communications                              18,268                  867

WorldCom *                                          21,084                  297

                                                                          3,332


Wireless Telecommunication Services  0.9%


Sprint PCS (Series 1) *                              8,000                  196

Triton PCS (Class A) *                               3,300                   97

Western Wireless (Class A) *                        13,100                  370

                                                                            663

Total Telecommunication Services                                          3,995


UTILITIES  2.6%

Electric Utilities  2.4%

Calpine *                                            2,200                   37

Consolidated Edison                                  5,600                  226

Duke Energy                                          5,700                  224

Entergy                                              6,400                  250

FirstEnergy                                          6,800                  238

Mirant *                                             2,700                   43

Niagara Mohawk *                                    28,000      $           497

PG&E *                                               7,600                  146

Reliant Energy                                       2,800                   74

TXU                                                  2,700                  127

                                                                          1,862


Multi-Utilities  0.2%

Dynegy (Class A)                                     2,400                   61

Williams Companies                                   4,100                  105

                                                                            166

Total Utilities                                                           2,028

Total Common Stocks (Cost  $76,910)                                      76,015


Short-Term Investments  0.6%

Money Market Funds  0.4%

T. Rowe Price Government
Reserve Investment Fund, 1.81% #                   299,420                  299

                                                                            299

U.S. Government Obligations 0.2%

U.S. Treasury Bills, 2.01%, 1/31/02                200,000                  200

                                                                            200

Total Short-Term
Investments (Cost                          $           499)                 499



                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands
Total Investments in Securities
99.6% of Net Assets  (Cost $77,409)                             $        76,514

Futures Contracts

                                       Contract    Unrealized
                          Expiration   Value       Gain (Loss)
--------------------------------------------------------------------------------
                                            In thousands

Long, 2 S&P 500
Stock Index
contracts,
$35,000 of
2.01% U.S.
Treasury Bills
pledged as
initial margin            3/02         $  575      $         2

Net payments
(receipts)
of variation
margin to date                                              (6)

Variation
margin
receivable
(payable)
on open
futures
contracts                                                   (4)

Other Assets
Less Liabilities                          276

NET ASSETS                                                      $        76,786
                                                                ---------------

Net Assets Consist of:

Undistributed net investment
income (loss)                                                   $             1

Undistributed net realized
gain (loss)                                                              (8,853)

Net unrealized gain (loss)                                                 (893)

Paid-in-capital applicable
to 6,445,945 shares of
$0.0001 par value capital
stock outstanding;
1,000,000,000 shares
authorized                                                               86,531

NET ASSETS                                                      $        76,786
                                                                ---------------

NET ASSET VALUE PER SHARE                                       $         11.91
                                                                ---------------


   # Seven-day yield
   * Non-income producing
 ADR American Depository Receipts
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------
In thousands


                                                                 Year
                                                                Ended
                                                             12/31/01

Investment Income (Loss)

Income
  Dividend                                                 $    1,058
  Interest                                                         54
  Total income                                                  1,112

Expenses
  Investment management                                           559
  Shareholder servicing                                           306
  Custody and accounting                                           99
  Registration                                                     33
  Prospectus and shareholder reports                               21
  Legal and audit                                                  13
  Directors                                                         9
  Proxy and annual meeting                                          2
  Miscellaneous                                                     4
  Total expenses                                                1,046
Net investment income (loss)                                       66

Realized and Unrealized Gain (Loss)

Net realized gain (loss)
  Securities                                                   (7,639)
  Futures                                                        (274)
  Net realized gain (loss)                                     (7,913)

Change in net unrealized gain (loss)
  Securities                                                   (1,573)
  Futures                                                          37
  Change in net unrealized gain (loss)                         (1,536)

Net realized and unrealized gain (loss)                        (9,449)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   (9,383)
                                                           ----------

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year
                                                     Ended
                                                  12/31/01             12/31/00

Increase (Decrease) in Net Assets

Operations
  Net investment income (loss)             $            66      $           (47)

  Net realized gain (loss)                          (7,913)               7,789

  Change in net unrealized
  gain (loss)                                       (1,536)             (14,376)

  Increase (decrease)
  in net assets
  from operations                                   (9,383)              (6,634)

Distributions to shareholders

  Net investment income                                (65)                  --

  Net realized gain                                     --               (9,480)

  Decrease in net
  assets from
  distributions                                        (65)              (9,480)

Capital share transactions *

  Shares sold                                       12,758               25,356

  Distributions reinvested                              66                9,217

  Shares redeemed                                  (20,012)             (34,094)

  Increase (decrease)
  in net assets from capital
  share transactions                                (7,188)                 479

Net Assets

Increase (decrease) during period                  (16,636)             (15,635)

Beginning of period                                 93,422              109,057

End of period                              $        76,786      $        93,422

*Share information

  Shares sold                                        1,032                1,616

  Distributions reinvested                               6                  675

  Shares redeemed                                   (1,635)              (2,201)

  Increase (decrease)
  in shares outstanding                               (597)                  90

The accompanying notes are an integral part of these financial statements.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------
                                                               December 31, 2001

Notes to Financial Statements


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Capital Opportunity Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on November 30, 1994. The fund seeks superior capital appreciation over time by investing primarily in U.S. common stocks.

The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

Short-term debt securities are valued at amortized cost in local currency which, when combined with accrued interest, approximates fair value.

Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Credits earned on daily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Futures Contracts During the year ended December 31, 2001, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $44,101,000 and $50,942,000, respectively, for the year ended December 31, 2001.


NOTE 3 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

Distributions during the year ended December 31, 2001 totaled $65,000 and were characterized as ordinary income. The tax-basis components of net assets at December 31, 2001 were as follows:

--------------------------------------------------------------------------------
Unrealized appreciation                                    $8,485,000

Unrealized depreciation                                    (9,857,000)

Net unrealized
appreciation (depreciation)                                (1,372,000)

Undistributed ordinary income                                   1,000

Capital loss carryforwards                                 (8,374,000)

Distributable earnings                                     (9,745,000)

Paid-in capital                                            86,531,000

Net assets                                                $76,786,000
                                                          -----------

Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended December 31, 2001, $477,000 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002. The fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of December 31, 2001, the fund has $8,374,000 of capital loss carryforwards that expire in 2009.

At December 31, 2001, the cost of investments for federal income tax purposes was $77,889,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $44,000 was payable at December 31, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.35% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At December 31, 2001, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $314,000 for the year ended December 31, 2001, of which $31,000 was payable at year end.

The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2001, totaled $46,000 and are reflected as interest income in the accompanying Statement of Operations.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors and Shareholders of T. Rowe Price Capital Opportunity Fund, Inc.

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of
T. Rowe Price Capital Opportunity Fund, Inc. (the "Fund") at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
January 18, 2002



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------


Tax Information (Unaudited) for the Tax Year Ended 12/31/01
--------------------------------------------------------------------------------

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

For corporate shareholders, $66,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------


Annual Meeting Results
--------------------------------------------------------------------------------

The T. Rowe Price Capital Opportunity Fund held an annual meeting on October 23, 2001, to elect an expanded slate of directors to increase the number of independent directors serving the fund.

The results of voting were as follows (by number of shares):

M. David Testa
Affirmative:                                               4,031,346.579
Withhold:                                                     97,966.889

Total:                                                     4,129,313.468

John H. Laporte
Affirmative:                                               4,037,601.019
Withhold:                                                     91,712.449

Total:                                                     4,129,313.468

Calvin W. Burnett
Affirmative:                                               4,021,743.126
Withhold:                                                    107,570.342

Total:                                                     4,129,313.468

Anthony W. Deering
Affirmative:                                               4,029,006.207
Withhold:                                                    100,307.261

Total:                                                     4,129,313.468

Donald W. Dick, Jr.
Affirmative:                                               4,037,091.399
Withhold:                                                     92,222.069

Total:                                                     4,129,313.468

David K. Fagin
Affirmative:                                               4,033,085.260
Withhold:                                                     96,228.208

Total:                                                     4,129,313.468

F. Pierce Linaweaver
Affirmative:                                               4,033,206.451
Withhold:                                                     96,107.017

Total:                                                     4,129,313.468

Hanne M. Merriman
Affirmative:                                               4,033,991.449
Withhold:                                                     95,322.019

Total:                                                     4,129,313.468

John G. Schreiber
Affirmative:                                               4,033,161.017
Withhold:                                                     96,152.451

Total:                                                     4,129,313.468

Hubert D. Vos
Affirmative:                                               4,030,651.538
Withhold:                                                     98,661.930

Total:                                                     4,129,313.468

Paul M. Wythes
Affirmative:                                               4,036,648.131
Withhold:                                                     92,665.337

Total:                                                     4,129,313.468

James S. Riepe
Affirmative:                                               4,033,991.449
Withhold:                                                     95,322.019

Total:                                                     4,129,313.468



T. Rowe Price Capital Opportunity Fund
--------------------------------------------------------------------------------

Independent Directors
--------------------------------------------------------------------------------
                                                       Number of
                                                       Portfolios
                          Term of                      in Fund    Other
Name,                     Office*     Principal        Complex    Directorships
Address,     Position(s)  and Length  Occupation(s)    Overseen   of Public
and Date     Held With    of Time     During Past      by         Companies
of Birth     Fund         Served      5 Years          Director   Held
--------------------------------------------------------------------------------
Calvin W.    Director     Elected     President,       97         Provident
Burnett,                  2001        Coppin State                Bank of
Ph.D.                                 College                     Maryland
100 East
Pratt Street
3/16/32
--------------------------------------------------------------------------------
Anthony W.   Director     Elected     Director,        97         The Rouse
Deering                   2001        Chairman of                 Company
100 East                              the Board,
Pratt                                 President,
Street                                and Chief
1/28/45                               Executive
                                      Officer,
                                      The Rouse
                                      Company,
                                      real estate
                                      developers
--------------------------------------------------------------------------------
Donald W.    Director     Elected     Principal,       97         Not
Dick, Jr.                 1994        EuroCapital                 Applicable
100 East                              Advisors, LLC,
Pratt Street                          an acquisition
1/27/43                               and management
                                      advisory firm
--------------------------------------------------------------------------------
David K.     Director     Elected     Director,        97         Dayton Mining
Fagin                     1994        Dayton Mining               Corporation,
100 East                              Corporation                 Golden Star
Pratt                                 (6/98 to present),          Resources
Street                                Golden Star                 Ltd., and
4/9/38                                Resources                   Canyon
                                      Ltd., and                   Resources,
                                      Canyon                      Corp.
                                      Resources,
                                      Corp.
                                      (5/00 to present);
                                      Chairman and
                                      President,
                                      Nye Corporation
--------------------------------------------------------------------------------

*Each director serves until election of a successor.



Independent Directors (continued)
--------------------------------------------------------------------------------
                                                       Number of
                                                       Portfolios
                          Term of                      in Fund    Other
Name,                     Office*     Principal        Complex    Directorships
Address,     Position(s)  and Length  Occupation(s)    Overseen   of Public
and Date     Held With    of Time     During Past      by         Companies
of Birth     Fund         Served      5 Years          Director   Held
--------------------------------------------------------------------------------
F. Pierce    Director     Elected     President,       97         Not
Linaweaver                2001        F. Pierce                   Applicable
100 East                              Linaweaver &
Pratt                                 Associates,
Street                                Inc.,
8/22/34                               consulting
                                      environmental
                                      and civil
                                      engineers
--------------------------------------------------------------------------------
Hanne M.     Director     Elected     Retail           97         Ann Taylor
Merriman                  1994        Business                    Stores
100 East                              Consultant                  Corporation,
Pratt                                                             Ameren Corp.,
Street                                                            Finlay
11/16/41                                                          Enterprises,
                                                                  Inc., The
                                                                  Rouse
                                                                  Company,
                                                                  and
                                                                  US Airways
                                                                  Group, Inc.
--------------------------------------------------------------------------------
John G.      Director     Elected     Owner/President, 97         AMLI
Schreiber                 2001        Centaur Capital             Residential
100 East                              Partners, Inc.,             Properties
Pratt                                 a real estate               Trust,
Street                                investment                  Host Marriott
10/21/46                              company;                    Corporation,
                                      Senior                      and The
                                      Advisor and                 Rouse
                                      Partner,                    Company,
                                      Blackstone                  real estate
                                      Real Estate                 developers
                                      Advisors, L.P.
--------------------------------------------------------------------------------
Hubert D.    Director     Elected     Owner/President, 97         Not
Vos                       1994        Stonington                  Applicable
100 East                              Capital
Pratt                                 Corporation,
Street                                a private
8/2/33                                investment
                                      company
--------------------------------------------------------------------------------

*Each director serves until election of a successor.



Independent Directors (continued)
--------------------------------------------------------------------------------
                                                       Number of
                                                       Portfolios
                          Term of                      in Fund    Other
Name,                     Office*     Principal        Complex    Directorships
Address,     Position(s)  and Length  Occupation(s)    Overseen   of Public
and Date     Held With    of Time     During Past      by         Companies
of Birth     Fund         Served      5 Years          Director   Held
--------------------------------------------------------------------------------
Paul M.      Director     Elected     Founding         97         Teltone
Wythes                    1994        Partner of                  Corporation
100 East                              Sutter Hill
Pratt                                 Ventures, a
Street                                venture
6/23/33                               capital
                                      limited
                                      partnership,
                                      providing
                                      equity capital
                                      to young
                                      high
                                      technology
                                      companies
                                      throughout
                                      the
                                      United States
--------------------------------------------------------------------------------

*Each director serves until election of a successor.



Inside Directors
--------------------------------------------------------------------------------
                                                       Number of
                                                       Portfolios
                          Term of                      in Fund    Other
Name,                     Office*     Principal        Complex    Directorships
Address,     Position(s)  and Length  Occupation(s)    Overseen   of Public
and Date     Held With    of Time     During Past      by         Companies
of Birth     Fund         Served      5 Years          Director   Held
--------------------------------------------------------------------------------
John H.      Director     Elected     Managing         15         Not
Laporte                   1994        Director,                   Applicable
100 East                              T. Rowe
Pratt                                 Price;
Street                                Managing
7/26/45                               Director
                                      and
                                      Director,
                                      T. Rowe
                                      Price Group,
                                      Inc.
--------------------------------------------------------------------------------
James S.     Director     Elected     Vice Chairman    82         Not
Riepe                     1994        of the Board,               Applicable
100 East                              Director and
Pratt                                 Managing
Street                                Director,
6/25/43                               T. Rowe
                                      Price Group,
                                      Inc.;
                                      Director and
                                      Managing
                                      Director,
                                      T. Rowe
                                      Price;
                                      Chairman of
                                      the Board
                                      and Director,
                                      T. Rowe
                                      Price
                                      Investment
                                      Services,
                                      Inc.,
                                      T. Rowe
                                      Price
                                      Retirement
                                      Plan
                                      Services,
                                      Inc., and
                                      T. Rowe
                                      Price
                                      Services,
                                      Inc.;
                                      Chairman of
                                      the Board,
                                      Director,
                                      President
                                      and Trust
                                      Officer,
                                      T. Rowe
                                      Price Trust
                                      Company;
                                      Director,
                                      T. Rowe
                                      Price
                                      International,
                                      Inc.
--------------------------------------------------------------------------------
M. David     Director     Elected     Vice Chairman    97         Not
Testa                     1997        of the Board,               Applicable
100 East                              Chief
Pratt                                 Investment
Street                                Officer,
4/22/44                               Director,
                                      and Managing
                                      Director,
                                      T. Rowe
                                      Price Group,
                                      Inc.; Chief
                                      Investment
                                      Officer,
                                      Director, and
                                      Managing
                                      Director,
                                      T. Rowe
                                      Price; Vice
                                      President
                                      and Director,
                                      T. Rowe
                                      Price Trust
                                      Company;
                                      Director,
                                      T. Rowe
                                      Price
                                      International,
                                      Inc.
--------------------------------------------------------------------------------

*Each director serves until election of a successor.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

In Person. Available in T. Rowe Price Investor Centers. Please call a service
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www.troweprice.com/investorcenter to locate a center near you.


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     Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------

T. Rowe Price Retirement Services


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T. Rowe Price Web Services
--------------------------------------------------------------------------------


www.troweprice.com

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College Planning Calculator. This application allows you to determine simultaneously the college costs for as many as five children.

Portfolio Spotlight. This powerful tool provides investors with a clear picture of how all their investments fit together by sector and asset class.

Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for your needs.

Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

INVESTMENT TRACKING AND INFORMATION

My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

Watchlist Pro. Powered by SmartMoney, this tool allows investors to easily track personalized lists of securities and other financial information.

Portfolio Tracker. Powered by SmartMoney, this tool helps investors monitor the performance of their mutual fund and equity holdings.

Portfolio Review. This convenient, four-step planning tool is designed to help you see where you stand now and whether your investments are on the right track for the future.



T. Rowe Price College Planning
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College Planning

With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Alaska Trust and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a child(0))s education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses (effective January 1, 2002).

We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions (effective January 1, 2002). Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

College Planning Calculator. This Web-based application allows you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Mutual Funds
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STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons**
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*


BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced


BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond


MONEY MARKET FUNDS!

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money


INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery**
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International


Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

**   Closed to new investors.

! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202
                                                               F08-050  12/31/01